Financial assets at amortised cost - Schedule of Financial Assets at Amortised Cost (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	£ 4,042
Allowance account for credit losses of financial assets, ending balance	4,120	£ 4,042
Net carrying amount	7,843	7,001
Net carrying amount	456,095	448,567
Net carrying amount	56,516	54,753
Net carrying amount	8,980	6,835
Total financial assets at amortised cost	529,434	517,156
Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	1	6
Exchange and other adjustments	0	0
Other changes in credit quality	2	(5)
Additions and repayments	1	0
Charge (credit) to the income statement	3	(5)
Allowance account for credit losses of financial assets, ending balance	4	1
Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	3,820	5,760
Exchange and other adjustments	73	111
Impact of transfers between stages	402	(12)
Other changes in credit quality	6	(309)
Additions and repayments	(76)	(753)
Methodology and model changes	3	(42)
Charge (credit) to the income statement	335	(1,116)
Advances written off	(447)	(1,095)
Recoveries of advances written off in previous years	72	160
Allowance account for credit losses of financial assets, ending balance	3,853	3,820
Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	3	3
Exchange and other adjustments	(1)	0
Impact of transfers between stages		0
Other changes in credit quality		1
Additions and repayments	1	0
Charge (credit) to the income statement	2	0
Allowance account for credit losses of financial assets, ending balance	4	3
Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	7,002	8,066
Allowance account for credit losses of financial assets, beginning balance	1
Exchange and other adjustments	497	(11)
Additions and repayments	348	(1,053)
Loans and advances to banks, ending balance	7,847	7,002
Allowance account for credit losses of financial assets, ending balance	4	1
Net carrying amount	7,843	7,001
Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	452,387	445,960
Allowance account for credit losses of financial assets, beginning balance	3,820
Exchange and other adjustments	161	(2,738)
Impact of transfers between stages	0	0
Additions and repayments	7,775	10,100
Advances written off	(447)	(1,095)
Recoveries of advances written off in previous years	72	160
Loans and advances to customers, ending balance	459,948	452,387
Allowance account for credit losses of financial assets, ending balance	3,853	3,820
Net carrying amount	456,095	448,567
Loans and advances to customers | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	0	0
Loans and advances to customers | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	0	0
Loans and advances to customers | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	0	0
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 1 | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages	0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 2 | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages		0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	402	(12)
Impact of transfers between stages | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Reverse repurchase agreements
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	0
Reverse repurchase agreements, ending balance	56,516	54,753
Allowance account for credit losses of financial assets, ending balance	0	0
Net carrying amount	56,516	54,753
Debt securities
Disclosure of financial assets [line items]
Debt securities, beginning balance	6,838	5,408
Allowance account for credit losses of financial assets, beginning balance	3
Exchange and other adjustments	359	(20)
Impact of transfers between stages	0	0
Additions and repayments	1,787	1,450
Debt securities, ending balance	8,984	6,838
Allowance account for credit losses of financial assets, ending balance	4	3
Net carrying amount	8,980	6,835
Debt securities | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	0
Debt securities | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2		0
Stage 1
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	1,026
Allowance account for credit losses of financial assets, ending balance	904	1,026
Stage 1 | Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	1	6
Exchange and other adjustments	0	0
Other changes in credit quality	2	(5)
Additions and repayments	1	0
Charge (credit) to the income statement	3	(5)
Allowance account for credit losses of financial assets, ending balance	4	1
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	915	1,372
Exchange and other adjustments	1	(3)
Impact of transfers between stages	(4)	75
Other changes in credit quality	(171)	(245)
Additions and repayments	36	(221)
Methodology and model changes	(2)	(63)
Charge (credit) to the income statement	(141)	(454)
Allowance account for credit losses of financial assets, ending balance	775	915
Stage 1 | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	1	1
Exchange and other adjustments	(1)	0
Impact of transfers between stages		0
Other changes in credit quality		1
Additions and repayments	1	0
Charge (credit) to the income statement	2	0
Allowance account for credit losses of financial assets, ending balance	2	1
Stage 1 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	173	564
Stage 1 | Stage 1 | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages	0
Stage 1 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(46)	(48)
Stage 1 | Stage 2 | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages		0
Stage 1 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(2)	(13)
Stage 1 | Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(129)	(428)
Stage 1 | Impact of transfers between stages | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 2
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	1,200
Allowance account for credit losses of financial assets, ending balance	1,365	1,200
Stage 2 | Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	0	0
Exchange and other adjustments	0	0
Other changes in credit quality	0	0
Additions and repayments	0	0
Charge (credit) to the income statement	0	0
Allowance account for credit losses of financial assets, ending balance	0	0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	1,114	2,145
Exchange and other adjustments	0	(6)
Impact of transfers between stages	214	(423)
Other changes in credit quality	(21)	(271)
Additions and repayments	(33)	(346)
Methodology and model changes	(18)	15
Charge (credit) to the income statement	142	(1,025)
Allowance account for credit losses of financial assets, ending balance	1,256	1,114
Stage 2 | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	0	0
Exchange and other adjustments	0	0
Impact of transfers between stages		0
Other changes in credit quality		0
Additions and repayments	0	0
Charge (credit) to the income statement	0	0
Allowance account for credit losses of financial assets, ending balance	0	0
Stage 2 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(166)	(553)
Stage 2 | Stage 1 | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages	0
Stage 2 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	101	155
Stage 2 | Stage 2 | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages		0
Stage 2 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(74)	(220)
Stage 2 | Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	353	195
Stage 2 | Impact of transfers between stages | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 3
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	1,606
Allowance account for credit losses of financial assets, ending balance	1,649	1,606
Stage 3 | Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	0	0
Exchange and other adjustments	0	0
Other changes in credit quality	0	0
Additions and repayments	0	0
Charge (credit) to the income statement	0	0
Allowance account for credit losses of financial assets, ending balance	0	0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	1,581	1,982
Exchange and other adjustments	19	(1)
Impact of transfers between stages	192	336
Other changes in credit quality	206	255
Additions and repayments	(67)	(99)
Methodology and model changes	45	6
Charge (credit) to the income statement	376	498
Advances written off	(428)	(1,058)
Recoveries of advances written off in previous years	72	160
Allowance account for credit losses of financial assets, ending balance	1,620	1,581
Stage 3 | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	2	2
Exchange and other adjustments	0	0
Impact of transfers between stages		0
Other changes in credit quality		0
Additions and repayments	0	0
Charge (credit) to the income statement	0	0
Allowance account for credit losses of financial assets, ending balance	2	2
Stage 3 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(7)	(11)
Stage 3 | Stage 1 | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages	0
Stage 3 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(55)	(107)
Stage 3 | Stage 2 | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages		0
Stage 3 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	76	233
Stage 3 | Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	178	221
Stage 3 | Impact of transfers between stages | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
POCI
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	210
Allowance account for credit losses of financial assets, ending balance	202	210
POCI | Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	0	0
Exchange and other adjustments	0	0
Other changes in credit quality	0	0
Additions and repayments	0	0
Charge (credit) to the income statement	0	0
Allowance account for credit losses of financial assets, ending balance	0	0
POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	210	261
Exchange and other adjustments	53	121
Other changes in credit quality	(8)	(48)
Additions and repayments	(12)	(87)
Methodology and model changes	(22)	0
Charge (credit) to the income statement	(42)	(135)
Advances written off	(19)	(37)
Recoveries of advances written off in previous years	0	0
Allowance account for credit losses of financial assets, ending balance	202	210
POCI | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	0	0
Exchange and other adjustments	0	0
Other changes in credit quality		0
Additions and repayments	0	0
Charge (credit) to the income statement	0	0
Allowance account for credit losses of financial assets, ending balance	0	0
Stage 1
Disclosure of financial assets [line items]
Total financial assets at amortised cost	470,041	467,701
Stage 1 | Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	7,002	8,066
Allowance account for credit losses of financial assets, beginning balance	1
Exchange and other adjustments	497	(11)
Additions and repayments	348	(1,053)
Loans and advances to banks, ending balance	7,847	7,002
Allowance account for credit losses of financial assets, ending balance	4	1
Net carrying amount	7,843	7,001
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	400,036	375,300
Allowance account for credit losses of financial assets, beginning balance	915
Exchange and other adjustments	138	(2,686)
Impact of transfers between stages	(13,859)	5,824
Additions and repayments	11,162	21,598
Loans and advances to customers, ending balance	397,477	400,036
Allowance account for credit losses of financial assets, ending balance	775	915
Net carrying amount	396,702	399,121
Stage 1 | Loans and advances to customers | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	8,517	18,705
Stage 1 | Loans and advances to customers | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	(21,796)	(12,009)
Stage 1 | Loans and advances to customers | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	(580)	(872)
Stage 1 | Reverse repurchase agreements
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	0
Reverse repurchase agreements, ending balance	56,516	54,753
Allowance account for credit losses of financial assets, ending balance	0	0
Net carrying amount	56,516	54,753
Stage 1 | Debt securities
Disclosure of financial assets [line items]
Debt securities, beginning balance	6,827	5,406
Allowance account for credit losses of financial assets, beginning balance	1
Exchange and other adjustments	359	(20)
Impact of transfers between stages	9	(6)
Additions and repayments	1,787	1,447
Debt securities, ending balance	8,982	6,827
Allowance account for credit losses of financial assets, ending balance	2	1
Net carrying amount	8,980	6,826
Stage 1 | Debt securities | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	9
Stage 1 | Debt securities | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2		(6)
Stage 2
Disclosure of financial assets [line items]
Total financial assets at amortised cost	42,705	33,826
Stage 2 | Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	0	0
Allowance account for credit losses of financial assets, beginning balance	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Loans and advances to banks, ending balance	0	0
Allowance account for credit losses of financial assets, ending balance	0	0
Net carrying amount	0	0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	34,931	51,659
Allowance account for credit losses of financial assets, beginning balance	1,114
Exchange and other adjustments	14	(39)
Impact of transfers between stages	11,321	(7,763)
Additions and repayments	(2,305)	(8,926)
Loans and advances to customers, ending balance	43,961	34,931
Allowance account for credit losses of financial assets, ending balance	1,256	1,114
Net carrying amount	42,705	33,817
Stage 2 | Loans and advances to customers | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	(8,478)	(18,665)
Stage 2 | Loans and advances to customers | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	22,078	12,724
Stage 2 | Loans and advances to customers | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	(2,279)	(1,822)
Stage 2 | Reverse repurchase agreements
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	0
Reverse repurchase agreements, ending balance	0	0
Allowance account for credit losses of financial assets, ending balance	0	0
Net carrying amount	0	0
Stage 2 | Debt securities
Disclosure of financial assets [line items]
Debt securities, beginning balance	9	0
Allowance account for credit losses of financial assets, beginning balance	0
Exchange and other adjustments	0	0
Impact of transfers between stages	(9)	6
Additions and repayments	0	3
Debt securities, ending balance	0	9
Allowance account for credit losses of financial assets, ending balance	0	0
Net carrying amount	0	9
Stage 2 | Debt securities | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	(9)
Stage 2 | Debt securities | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2		6
Stage 3
Disclosure of financial assets [line items]
Total financial assets at amortised cost	6,475	4,862
Stage 3 | Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	0	0
Allowance account for credit losses of financial assets, beginning balance	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Loans and advances to banks, ending balance	0	0
Allowance account for credit losses of financial assets, ending balance	0	0
Net carrying amount	0	0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	6,443	6,490
Allowance account for credit losses of financial assets, beginning balance	1,581
Exchange and other adjustments	(21)	(81)
Impact of transfers between stages	2,538	1,939
Additions and repayments	(509)	(1,007)
Advances written off	(428)	(1,058)
Recoveries of advances written off in previous years	72	160
Loans and advances to customers, ending balance	8,095	6,443
Allowance account for credit losses of financial assets, ending balance	1,620	1,581
Net carrying amount	6,475	4,862
Stage 3 | Loans and advances to customers | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	(39)	(40)
Stage 3 | Loans and advances to customers | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	(282)	(715)
Stage 3 | Loans and advances to customers | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	2,859	2,694
Stage 3 | Reverse repurchase agreements
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	0
Reverse repurchase agreements, ending balance	0	0
Allowance account for credit losses of financial assets, ending balance	0	0
Net carrying amount	0	0
Stage 3 | Debt securities
Disclosure of financial assets [line items]
Debt securities, beginning balance	2	2
Allowance account for credit losses of financial assets, beginning balance	2
Exchange and other adjustments	0	0
Impact of transfers between stages	0	0
Additions and repayments	0	0
Debt securities, ending balance	2	2
Allowance account for credit losses of financial assets, ending balance	2	2
Net carrying amount	0	0
Stage 3 | Debt securities | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	0
Stage 3 | Debt securities | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2		0
POCI
Disclosure of financial assets [line items]
Total financial assets at amortised cost	10,213	10,767
POCI | Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	0	0
Allowance account for credit losses of financial assets, beginning balance	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Loans and advances to banks, ending balance	0	0
Allowance account for credit losses of financial assets, ending balance	0	0
Net carrying amount	0	0
POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	10,977	12,511
Allowance account for credit losses of financial assets, beginning balance	210
Exchange and other adjustments	30	68
Additions and repayments	(573)	(1,565)
Advances written off	(19)	(37)
Recoveries of advances written off in previous years	0	0
Loans and advances to customers, ending balance	10,415	10,977
Allowance account for credit losses of financial assets, ending balance	202	210
Net carrying amount	10,213	10,767
POCI | Reverse repurchase agreements
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	0
Reverse repurchase agreements, ending balance	0	0
Allowance account for credit losses of financial assets, ending balance	0	0
Net carrying amount	0	0
POCI | Debt securities
Disclosure of financial assets [line items]
Debt securities, beginning balance	0	0
Allowance account for credit losses of financial assets, beginning balance	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Debt securities, ending balance	0	0
Allowance account for credit losses of financial assets, ending balance	0	0
Net carrying amount	£ 0	£ 0